Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Treasury Stock
Balance, Beginning of period at Sep. 30, 2012	$ 1,899,752	$ 129,950	$ 1,586,295	$ 480,780	$ 13,306	$ (310,579)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	151,505			151,505
Other comprehensive income adjustment	(6,928)				(6,928)
Dividends paid and accrued on common stock	(37,835)			(37,835)
Compensation expense related to common stock options	473		473
Proceeds from exercise of common stock options	4,260	208	4,052
Proceeds from issuance of common stock	33,493	1,997	31,496
Tax benefit related to exercise of stock options	1		1
Restricted stock	3,152	418	2,734
Treasury stock	(110,238)					(110,238)
Balance, End of period at Sep. 30, 2013	1,937,635	132,573	1,625,051	594,450	6,378	(420,817)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	157,364			157,364
Other comprehensive income adjustment	14,330				14,330
Dividends paid and accrued on common stock	(45,665)			(45,665)
Compensation expense related to common stock options	324		324
Proceeds from exercise of common stock options	10,142	501	9,641
Proceeds from issuance of common stock	0	0	0
Tax benefit related to exercise of stock options	0		0
Restricted stock	3,444	249	3,195
Treasury stock	(104,291)					(104,291)
Balance, End of period at Sep. 30, 2014	1,973,283	133,323	1,638,211	706,149	20,708	(525,108)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	160,316			160,316
Other comprehensive income adjustment	(20,355)				(20,355)
Dividends paid and accrued on common stock	(36,711)			(36,711)
Compensation expense related to common stock options	231		231
Proceeds from exercise of common stock options	2,070	129	1,941
Restricted stock	3,573	244	3,329
Treasury stock	(126,728)					(126,728)
Balance, End of period at Sep. 30, 2015	$ 1,955,679	$ 133,696	$ 1,643,712	$ 829,754	$ 353	$ (651,836)